Equity - Schedule of Common Stock Options Issued (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule Of Common Stock Options Issued [Abstract]
Shares, Outstanding Balance | shares
Weighted Average Exercise Price, Outstanding Balance | $ / shares
Intrinsic Value, Outstanding Balance | $
Shares, Granted | shares	2,866,750
Weighted Average Exercise Price, Granted | $ / shares	$ 1.86
Weighted Average Remaining Years, Granted	5 years
Shares, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Remaining Years, Forfeited
Shares, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Years, Exercised
Shares, Outstanding Balance | shares	2,866,750
Weighted Average Exercise Price, Outstanding Balance | $ / shares	$ 1.86
Weighted Average Remaining Years, Outstanding Balance	4 years 11 months 1 day
Intrinsic Value, Outstanding Balance | $
Shares, Outstanding Balance | shares
Weighted Average Exercise Price, Exercisable Balance | $ / shares
Weighted Average Remaining Years, Exercisable Balance
Intrinsic Value, Exercisable at Balance | $